Trade and Other Payables (Tables)	12 Months Ended
Jan. 31, 2019
Trade And Other Payables
Disclosure of Detailed Information About Trade and Other Current Payables

	31 January 2019 NZ$000’s	31 January 2018 NZ$000’s	31 January 2017 NZ$000’s
CURRENT
Trade payables	23,580	21,143	19,221
Accruals	10,150	9,568	7,503
Employee benefit liabilities	1,815	1,805	1,842
	35,545	32,516	28,566